Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 329.8	€ 403.3	€ 390.7	€ 399.7
Cash and cash equivalents per Statement of Cash Flows	€ 329.8	€ 403.3